Non-controlling Interests and Redeemable non-controlling Interest	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-controlling Interests and Redeemable non-controlling Interest
Non-controlling interests and Redeemable non-controlling interest
Net loss attributable to non-controlling interests for the years ended December 31 consists of the following:

	2017	2016
HLBV and other adjustments attributable to:
Non-controlling interest -Class A partnership units	$(39,850)	$(26,941)
Non-controlling interest -redeemable Class A partnership units	(10,358)	(3,767)
Other net earnings attributable to non-controlling interests	2,438	1,424
Net effect of non-controlling interests	$(47,770)	$(29,284)

The non-controlling Class A membership equity investors (“Class A partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(r).
The terms of the arrangement refer to the tax rate in effect when the benefits are delivered. As such, The U.S. federal corporate tax rate of 35% was used to calculate HLBV as at December 31, 2017. The reduced U.S. federal corporate tax rate of 21% and other certain measures discussed in note 20 were reflected in the calculation of hypothetical liquidation at book value ("HLBV") in 2018. The change to the tax attributes accelerated HLBV income in the first quarter of 2018 by $55,900.
Non-controlling interest
As of December 31, 2017, non-controlling interests of $602,636 (2016 - $418,826) includes Class A partnership units held by tax equity investors in certain U.S. wind power and solar generating facilities of $601,780 (2016 - $418,044) and other non-controlling interests of $856 (2016 -$782). Contributions from new Class A partnership investors of $42,750 was received for the Great Bay Solar Facility in 2017 (note 3(c)); $9,800 was received for the Bakersfield II Solar Facility on February 28, 2017 (note 3(g)); and, $166,595 was received for the Deerfield Wind Project on May 10, 2017 (note 8(b)).

19.	Non-controlling interests and Redeemable non-controlling interest (continued)
Redeemable Non-controlling interest
Non-controlling interests in subsidiaries that are redeemable upon the occurrence of uncertain events not solely within APUC’s control are classified as temporary equity on the consolidated balance sheets. The redeemable non-controlling interests in subsidiaries balance is determined using the hypothetical liquidation at book value method subsequent to initial recognition, however, if the redemption amount is probable or currently redeemable, the Company records the instruments at their redemption value. Redemption is not considered probable as of December 31, 2017. Changes in redeemable non-controlling interest are as follows:

	2017	2016
Opening balance	$21,922	$18,606
Net loss attributable to redeemable non-controlling interest	(10,356)	(3,769)
Contributions from redeemable non-controlling interests (note 3(f))	31,105	7,826
Dividends declared and distributions to redeemable non-controlling interest	(1,118)	(741)
Closing balance	$41,553	$21,922

Contributions from new Class A partnership investors of $31,212 was received for the Luning Solar Facility on February 17, 2017 (note 3(f)).